TRADING ASSETS AND LIABILITIES - Trading assets in debt securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pledged in money market operations and pledged as collateral
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	$ 1,139,782	$ 843,075
Pledged in money market operations and pledged as collateral | Held for trading debt securities
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	1,139,782	843,075
Pledged in money market operations
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	1,105,591	813,783
Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	34,191	29,292
Securities issued by central banks | Pledged in money market operations
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	11,533	5,217
Securities issued by foreign Governments | Pledged in money market operations
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	51,055	54,644
Securities issued or secured by Colombian Government | Pledged in money market operations
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	1,027,436	744,332
Securities issued or secured by Colombian Government | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	34,191	29,292
Securities issued or secured by other financial entities | Pledged in money market operations
Disclosure Of Trading Assets And Liabilities [Line Items]
Held-for-trading	$ 15,567	$ 9,590